Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax positions, beginning of the year	$ 0	$ 0
Gross increase - current period tax positions	552,082	0
Unrecognized tax positions, end of year	$ 552,082	$ 0